Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 119
Amounts due to related parties	¥ 1,323	$ 189	10,719
Fuxi Network
Related Party Transaction [Line Items]
Amounts due from related parties			62
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")
Related Party Transaction [Line Items]
Amounts due from related parties			57
Non-controlling Interest Shareholders of Acquired Subsidiaries
Related Party Transaction [Line Items]
Amounts due to related parties			10,115
Non-controlling Interest Shareholders of VIE's Subsidiaries
Related Party Transaction [Line Items]
Amounts due to related parties	1,290	185	304
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 33	$ 4	¥ 300